Siren DIVCON Leaders Dividend ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Number of Shares			Value
COMMON STOCKS 98.5%

		Consumer Discretionary 5.7%
2,884		Lowe's Companies, Inc.	$574,608
3,180		Pool Corp.	961,410
1,889		The Home Depot, Inc.	596,660
			2,132,678

		Consumer Staples 3.0%
6,987		Sysco Corp.	534,156
13,117		The Kroger Co.	584,756
			1,118,912

		Energy 5.9%
3,347		Chevron Corp.	600,753
5,313		Marathon Petroleum Corp.	618,380
9,829		Phillips 66	1,023,002
			2,242,135

		Financials 10.4%
1,961		Aon PLC - Class A	588,574
3,522		Marsh & McLennan Companies, Inc.	582,821
2,885		Mastercard, Inc. - Class A	1,003,201
9,013		Nasdaq, Inc.	552,948
2,952		Visa, Inc. - Class A	613,308
8,098		W. R. Berkley Corp.	587,672
			3,928,524

		Health Care 12.7%
5,583		Abbott Laboratories	612,958
3,993		Agilent Technologies, Inc.	597,553
1,848		Elevance Health, Inc.	947,968
2,259		McKesson Corp.	847,396
1,121		UnitedHealth Group, Inc.	594,332
2,526		West Pharmaceutical Services, Inc.	594,494
4,095		Zoetis, Inc.	600,122
			4,794,823

		Industrials 24.5%
7,396		Amphenol Corp. - Class A	563,131
2,159		Cintas Corp.	975,047
5,924		Expeditors International of Washington, Inc.	615,622
11,037		Fastenal Co.	522,271
5,374		J.B. Hunt Transport Services, Inc.	937,011
4,690		Nordson Corp.	1,114,907
3,552		Old Dominion Freight Line, Inc.	1,007,987
8,055		Robert Half International, Inc.	594,701
4,072		Snap-on, Inc.	930,411
4,778		TE Connectivity Ltd.	548,514
3,148		United Parcel Service, Inc. - Class B	547,248
1,636		W.W. Grainger, Inc.	910,025
			9,266,875

		Materials 4.1%
3,067		Linde PLC	1,000,394
4,110		Nucor Corp.	541,739
			1,542,133

		Real Estate 2.5%
8,478		Prologis, Inc.	955,725

		Technology 29.7%
3,659		Analog Devices, Inc.	600,186
3,410		Accenture PLC - Class A	909,924
4,222		Apple, Inc.	548,564
6,022		Applied Materials, Inc.	586,422
1,867		Broadcom, Inc.	1,043,896
5,162		CDW Corporation of Delaware	921,830
9,667		Cognizant Technology Solutions Corp. - Class A	552,856
20,186		HP, Inc.	542,398
1,484		Intuit, Inc.	577,603
1,644		KLA Corp.	619,837
2,254		Lam Research Corp.	947,356
8,612		Microchip Technology, Inc.	604,993
2,411		Microsoft Corp.	578,206
2,643		Monolithic Power Systems, Inc.	934,591
1,494		MSCI, Inc.	694,964
3,464		Texas Instruments, Inc.	572,322
			11,235,948

		Total Common Stocks
		(Cost $39,435,057)	37,217,753

MONEY MARKET FUNDS 1.5%
580,074		First American Government Obligations Fund, 4.11% (a)	580,074
		Total Money Market Funds
		(Cost $580,074)	580,074

		Total Investments 100%
		(Cost $40,015,131)	37,797,827

		Other Assets in Excess of Liabilities 0.0%	15,771

		TOTAL NET ASSETS 100.0%	$37,813,598

	(a)	7-day net yield at December 31, 2022.

Siren DIVCON Dividend Defender ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Number of Shares			Value
COMMON STOCKS 70.7%

		Consumer Discretionary 4.1%
1,029		Lowe's Companies, Inc.	$205,018
705		Pool Corp. (a)	213,143
673		The Home Depot, Inc.	212,574
			630,735
		Consumer Staples 2.6%
2,490		Sysco Corp.	190,361
4,675		The Kroger Co.	208,411
			398,772
		Energy 4.2%
1,192		Chevron Corp.	213,952
1,894		Marathon Petroleum Corp.	220,443
2,077		Phillips 66	216,174
			650,569
		Financials 8.2%
698		Aon PLC - Class A	209,498
1,255		Marsh & McLennan Companies, Inc.	207,677
636		Mastercard, Inc. - Class A	221,156
3,212		Nasdaq, Inc.	197,056
1,052		Visa, Inc. - Class A	218,564
2,886		W. R. Berkley Corp.	209,437
			1,263,388
		Health Care 9.7%
1,980		Abbott Laboratories	217,384
1,523		Agilent Technologies, Inc.	227,917
409		Elevance Health, Inc.	209,805
523		McKesson Corp.	196,188
400		UnitedHealth Group, Inc.	212,072
900		West Pharmaceutical Services, Inc. (a)	211,815
1,459		Zoetis, Inc. (a)	213,816
			1,488,997
		Industrials 16.4%
2,636		Amphenol Corp. - Class A (a)	200,705
484		Cintas Corp. (a)	218,584
2,112		Expeditors International of Washington, Inc.	219,479
4,148		Fastenal Co.	196,283
1,202		J.B. Hunt Transport Services, Inc. (a)	209,581
984		Nordson Corp. (a)	233,917
803		Old Dominion Freight Line, Inc.	227,875
2,871		Robert Half International, Inc.	211,966
881		Snap-on, Inc. (a)	201,300
1,703		TE Connectivity Ltd.	195,504
1,122		United Parcel Service, Inc. - Class B (a)	195,049
365		W.W. Grainger, Inc.	203,031
			2,513,274
		Materials 2.6%
630		Linde PLC	205,493
1,456		Nucor Corp.	191,915
			397,408
		Real Estate 1.4%
1,845		Prologis, Inc.	207,987

		Technology 21.5%
752		Accenture PLC - Class A (a)	200,664
1,304		Analog Devices, Inc.	213,895
1,542		Apple, Inc. (a)	200,352
2,146		Applied Materials, Inc.	208,978
415		Broadcom, Inc.	232,039
1,127		CDW Corporation of Delaware (a)	201,259
3,446		Cognizant Technology Solutions Corp. - Class A	197,077
7,195		HP, Inc. (a)	193,330
534		Intuit, Inc. (a)	207,844
577		KLA Corp. (a)	217,546
482		Lam Research Corp. (a)	202,585
3,070		Microchip Technology, Inc.	215,668
859		Microsoft Corp. (a)	206,005
586		Monolithic Power Systems, Inc.	207,215
405		MSCI, Inc. (a)	188,394
1,234		Texas Instruments, Inc. (a)	203,881
			3,296,732

		Total Common Stocks
		(Cost $11,346,190)	10,847,862

MONEY MARKET FUNDS 32.4%
4,982,162		First American Government Obligations Fund, 4.11% (b)	4,982,162
		Total Money Market Funds
		(Cost $4,982,162)	4,982,162

		Total Investments Before Securities Sold Short
		(Cost $16,328,352)	15,830,024

SECURITIES SOLD SHORT
COMMON STOCKS (24.0%)
		Communications (2.7)%
(8,848		AT&T, Inc.	(162,892)
(7,347		News Corp. - Class B	(135,479)
(6,946		Paramount Global - Class B	(117,248)
			(415,619)
		Consumer Discretionary (6.2)%
(3,173		Bath & Body Works, Inc.	(133,710)
(9,890		Ford Motor Co.	(115,021)
(4,216		General Motors Co.	(141,826)
(4,165		MGM Resorts International	(139,652)
(10,808		Newell Brands, Inc.	(141,369)
(3,740		Tapestry, Inc.	(142,419)
(5,112		VF Corp.	(141,142)
			(955,139)
		Consumer Staples (1.2)%
(4,537		The Kraft Heinz Co.	(184,701)

		Energy (0.7)%
(3,349		EQT Corp.	(113,297)

		Financials (1.9)%
(1,581		Capital One Financial Corp.	(146,970)
(8,015		Invesco Ltd.	(144,190)
			(291,160)
		Health Care (3.1)%
(6,056		Organon & Co.	(169,144)
(1,008		PerkinElmer, Inc.	(141,342)
(1,205		Universal Health Services, Inc. - Class B	(169,772)
			(480,258)
		Industrials (1.4)%
(2,540		General Electric Co.	(212,827)

		Material (1.0)%
(4,061		Freeport-McMoRan, Inc.	(154,318)

		Utilities (5.8)%
(6,093		CenterPoint Energy, Inc.	(182,729)
(2,676		Dominion Energy, Inc.	(164,093)
(1,604		DTE Energy Co.	(188,518)
(4,018		Exelon Corp.	(173,698)
(6,000		PPL Corp.	(175,320)
			(884,358)

		Total Securities Sold Short
		[Proceeds $(3,877,757)]	(3,691,677)
		Total Investments 79.1%
		(Cost $12,450,595)	12,138,347

		Other Assets in Excess of Liabilities 20.9%	3,216,948

		TOTAL NET ASSETS 100.0%	$15,355,295

	(a)
Substantially all the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at December 31, 2022 was $7,131,437 which includes cash in the amount of $3,211,667.

	(b)	7-day net yield at December 31, 2022.

Siren Nasdaq NexGen Economy ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Number of Shares			Value
COMMON STOCKS 99.3%
		Communications 11.2%
14,108		Baidu, Inc. - ADR (b)	$1,613,673
52,155		Digital Garage, Inc. (a)	1,818,113
104,823		GMO Internet, Inc. (a)	1,969,624
10,158		Meta Platforms, Inc. - Class A (b)	1,222,414
2,462		Swisscom AG (a)	1,348,888
41,466		Tencent Holdings Ltd. (a)	1,774,356
			9,747,068

		Consumer Discretionary 6.9%
18,073		Alibaba Group Holding Ltd. - ADR (b)	1,592,051
28,230		JD.com, Inc. - ADR (b)	1,584,550
83,156		Overstock.com, Inc. (b)	1,609,900
281,825		Rakuten Group, Inc. (a)	1,279,851
			6,066,352
		Consumer Staples 1.3%
8,011		Walmart, Inc.	1,135,880

		Financials 39.5%
9,623		American Express Co.	1,421,798
29,443		Citigroup, Inc.	1,331,707
57,059		Coinbase Global, Inc. - Class A (b)	2,019,318
49,839		Customers Bancorp, Inc. (b)	1,412,437
7,382		Deutsche Boerse AG (a)	1,275,388
511,518		Galaxy Digital Holdings Ltd. (a)(b)	1,462,020
13,028		Intercontinental Exchange, Inc.	1,336,543
13,192		JPMorgan Chase & Co.	1,769,047
4,731		Mastercard, Inc. - Class A	1,645,111
24,624		Nasdaq, Inc.	1,510,682
377,363		NU Holdings Ltd. (b)	1,535,867
25,802		PayPal Holdings, Inc. (b)	1,837,618
61,329		Plus500 Ltd. (a)	1,337,559
176,566		Robinhood Markets, Inc. - Class A (b)	1,437,247
92,549		SBI Holdings, Inc. (a)	1,774,961
13,090		Signature Bank/New York NY	1,508,230
84,996		Silvergate Capital Corp. - Class A (b)	1,478,930
28,984		The Bank of New York Mellon Corp.	1,319,352
3,353		The Goldman Sachs Group, Inc.	1,151,353
7,576		Visa, Inc. - Class A	1,573,990
24,196		Vontobel Holding AG	1,604,082
223,670		WisdomTree Investments, Inc.	1,219,002
543,003		ZhongAn Online P&C Insurance Co. Ltd. (a)(b)	1,495,694
			34,457,936
		Industrials 3.0%
29,118		Hitachi Ltd. (a)	1,484,521
8,109		Siemens AG (a)	1,125,307
			2,609,828

		Technology 37.4%
6,485		Accenture PLC - Class A	1,730,457
30,234		Advanced Micro Devices, Inc. (b)	1,958,256
722,023		Bakkt Holdings, Inc. (b)	859,207
19,418		Block, Inc. (b)	1,220,227
10,797		Broadridge Financial Solutions, Inc.	1,448,202
602,211		Canaan, Inc. (b)	1,240,555
32,814		Cisco Systems, Inc.	1,563,259
12,169		Fujitsu Ltd. (a)	1,633,320
98,201		Hewlett Packard Enterprise Co.	1,567,288
73,061		Infosys Ltd. - ADR	1,315,829
8,131		International Business Machines Corp.	1,145,576
392,875		Marathon Digital Holdings, Inc. (b)	1,343,633
23,157		Micron Technology, Inc.	1,157,387
6,904		Microsoft Corp.	1,655,717
578		MicroStrategy, Inc. (b)	81,828
100,013		NTT Data Corp. (a)	1,472,303
10,035		NVIDIA Corp.	1,466,515
259,014		OneConnect Financial Technology Co. Ltd. (b)	1,375,365
14,528		Oracle Corp.	1,187,519
1,348		Samsung Electronics Co. Ltd. - GDR 144A (c)	1,489,540
16,472		SAP SE - ADR	1,699,746
17,378		Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,294,487
7,805		Texas Instruments, Inc.	1,289,542
554,485		Z Holdings Corp. (a)	1,402,690
			32,598,448

		Total Common Stocks
		(Cost $95,741,969)	86,615,512

MONEY MARKET FUNDS 0.4%
313,363		First American Government Obligations Fund, 4.11% (d)	313,363
		Total Money Market Funds
		(Cost $313,363)	313,363

		Total Investments 99.7%
		(Cost $96,055,332)	86,928,875

		Other Assets in Excess of Liabilities 0.3%	277,205

		TOTAL NET ASSETS 100.0%	$87,206,080

	(a)	U.S.-dollar denominated security of a foreign issuer.
	(b)	Non-Income Producing.
	(c)
Security was purchased pursuant to Rule 144 under the securities Act of 1933 and may not be resold subject to the rule except to qualified institutional buyers. Unless otherwise noted, 144 securities are deemed to be liquid. At December 31, 2022, the net value of these securities amounted to $1,489,540, which represents 1.7% of net assets.

	(d)	7-day net yield at December 31, 2022.
	ADR - American Depositary Receipt
	GDR - Global Depositary Receipt

The net asset value (“NAV”) per share of each Fund is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the NAV per share.

Securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation procedures, which were approved by the Trustees. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ target Index. This may adversely affect a Fund’s ability to track its Target Index.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2022:

Siren DIVCON Leaders Dividend ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(a)	$37,217,753	$-	$-	$37,217,753
Short-Term Investments
Money Market Funds	580,074	-	-	580,074
Total	$37,797,827	$-	$-	$37,797,827

Siren DIVCON Dividend Defender ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Assets
Equity
Common Stocks(a)	$10,847,862	$-	$-	$10,847,862
Short-Term Investments
Money Market Funds	4,982,162	-	-	4,982,162
Total Assets	$15,830,024	$-	$-	$15,830,024

Liabilities
Equity
Common Stocks(a)	$(3,691,677)	$-	$-	$(3,691,677)
Total Liabilities	$(3,691,677)	$-	$-	$(3,691,677)

Siren Nasdaq NexGen Economy ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(a)	$86,615,512	$-	$-	$86,615,512
Short-Term Investments
Money Market Funds	313,363	-	-	313,363
Total	$86,928,875	$-	$-	$86,928,875

(a) See each Fund's Schedule of Investments for breakout by sector classification.

Tax Disclosure - The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the period ended December 31, 2022, the Funds did not incur any interest or penalties.